AMG River Road Large Cap Value Select Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2025
	Shares	Value
Common Stocks - 95.8%
Communication Services - 1.0%
Alphabet, Inc., Class C	2,554	$525,102
Consumer Discretionary - 12.1%
Lennar Corp., Class A	13,241	1,737,749
LKQ Corp.	39,345	1,471,109
Lululemon Athletica, Inc. (Canada)*	3,878	1,606,268
LVMH Moet Hennessy Louis Vuitton SE, ADR (France)[1]	9,647	1,405,182

Total Consumer Discretionary		6,220,308
Consumer Staples - 19.2%
BJ's Wholesale Club Holdings, Inc.*	36,508	3,616,117
Casey's General Stores, Inc.	4,824	2,034,619
The Kroger Co.[1]	43,602	2,687,627
Nestle SA, Sponsored ADR (Switzerland)[1]	17,970	1,527,091

Total Consumer Staples		9,865,454
Energy - 4.6%
Suncor Energy, Inc. (Canada)	38,494	1,445,834
Valaris, Ltd.*	19,389	929,509

Total Energy		2,375,343
Financials - 21.9%
Berkshire Hathaway, Inc., Class B*	3,310	1,551,298
Fairfax Financial Holdings, Ltd. (Canada)	1,892	2,554,219
Global Payments, Inc.	15,511	1,750,416
KKR & Co., Inc.	13,241	2,212,174
Willis Towers Watson PLC (United Kingdom)	9,553	3,148,334

Total Financials		11,216,441
Health Care - 14.6%
Becton Dickinson & Co.	5,580	1,381,608
Elevance Health, Inc.	3,878	1,534,525
Labcorp Holdings, Inc.	10,404	2,598,919
UnitedHealth Group, Inc.	3,594	1,949,709

Total Health Care		7,464,761
Industrials - 10.3%
AerCap Holdings, N.V. (Ireland)	20,902	1,998,231
Carlisle Cos., Inc.	1,702	662,861
	Shares	Value

CSX Corp.	50,317	$1,653,920
United Parcel Service, Inc., Class B	8,512	972,326

Total Industrials		5,287,338
Materials - 6.3%
CRH PLC	32,441	3,212,632
Real Estate - 4.0%
Mid-America Apartment Communities, Inc., REIT	12,958	1,977,132
Millrose Properties, Inc., Class A, REIT *	6,524	72,150

Total Real Estate		2,049,282
Utilities - 1.8%
Talen Energy Corp.*	4,256	943,683

Total Common Stocks (Cost $42,496,015)		49,160,344

	Principal Amount
Short-Term Investments - 7.3%
Joint Repurchase Agreements - 3.0%[2]
Bank of Montreal, dated 01/31/25, due 02/03/25, 4.340% total to be received $565,355 (collateralized by various U.S. Government Agency Obligations, 1.714% - 7.320%, 01/01/26 - 02/01/52, totaling $576,454)	$565,151	565,151
TD Securities LLC, dated 01/31/25, due 02/03/25, 4.350% total to be received $1,000,363 (collateralized by various U.S. Government Agency Obligations, 3.000% - 7.000%, 03/01/49 - 01/01/55, totaling $1,020,000)	1,000,000	1,000,000

Total Joint Repurchase Agreements		1,565,151
Repurchase Agreements - 4.3%
Fixed Income Clearing Corp., dated 01/31/25, due 02/03/25, 4.100% total to be received $2,197,751 (collateralized by a U.S. Treasury Note, 4.250%, 03/15/27, totaling $2,241,013)	2,197,000	2,197,000

Total Short-Term Investments (Cost $3,762,151)		3,762,151
Total Investments - 103.1% (Cost $46,258,166)		52,922,495
Other Assets, less Liabilities - (3.1)%		(1,587,814)
Net Assets - 100.0%		$51,334,681

*	Non-income producing security.
[1]	Some of these securities, amounting to $4,072,411 or 7.9% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

AMG River Road Large Cap Value Select Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Financials	$11,216,441	—	—	$11,216,441
Consumer Staples	9,865,454	—	—	9,865,454
Health Care	7,464,761	—	—	7,464,761
Consumer Discretionary	6,220,308	—	—	6,220,308
Industrials	5,287,338	—	—	5,287,338
Materials	3,212,632	—	—	3,212,632
Energy	2,375,343	—	—	2,375,343
Real Estate	1,977,132	$72,150	—	2,049,282
Utilities	943,683	—	—	943,683
Communication Services	525,102	—	—	525,102
Short-Term Investments
Joint Repurchase Agreements	—	1,565,151	—	1,565,151
Repurchase Agreements	—	2,197,000	—	2,197,000
Total Investments in Securities	$49,088,194	$3,834,301	—	$52,922,495
For the period ended January 31, 2025, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at January 31, 2025, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$4,072,411	$1,565,151	$2,654,857	$4,220,008
The following table summarizes the securities received as collateral for securities lending at January 31, 2025:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-4.625%	02/28/25-08/15/48
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.